Research and Development Expenses (Details) - Schedule of Research and Development Expenses - Research and Development Expenses [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses [Line Items]
Salaries	$ 525,782	$ 427,525	$ 347,434
Contract services and supplies	554,892	409,149	541,055
Utility	2,680	2,025	1,777
Design cost	31,115	46,651
Depreciation	25,614	22,499	39,365
Other	36,859	24,419	57,254
Total	$ 1,176,943	$ 932,268	$ 986,885